MINERAL PROPERTIES, PLANT AND EQUIPMENT - Disclosure of changes in right-of-use assets (Details) - Plant and equipment [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Balance	$ 824	$ 824
Acquisition	9,196	377
Additions	106	132
Disposals	(24)	(79)
Depreciation	(560)	(444)
Foreign exchange translation difference	(37)	14
Balance	$ 9,505	$ 824